[GRAPHIC OMITTED]







NORTHSTAR
VARIABLE ACCOUNT







SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 1997
(UNAUDITED)





This report has been prepared to provide information to owners of Northstar Variable Account Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current Northstar Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.







                                                     NORTHSTAR VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                            June 30, 1997
                                              (In Thousands, Except Share and Unit Data)
                                                             (Unaudited)


                                                              NORTHSTAR'S                         NORTHSTAR'S      NORTHSTAR'S
ASSETS:                                                       INCOME AND        NORTHSTAR'S      MULTI-SECTOR      HIGH YIELD
------                                                        GROWTH FUND       GROWTH FUND        BOND FUND        BOND FUND
                                                              -----------       -----------        ---------        ---------
Investments in mutual funds at market value:

NORTHSTAR'S:
    Income and Growth Fund
         575,000 shares (cost $6,561)                            $7,216
    Growth Fund
         188,822 shares (cost $2,646)                                             $2,821
    Multi-Sector Bond Fund
         130,923 shares (cost $668)                                                                   $683
    High Yield Bond Fund
         545,500 shares (cost $2,817)                                                                                $2,880
FIDELITY'S VIP AND VIP II:
    Money Market Portfolio
         219,794 shares (cost $220)
    Overseas Portfolio
         4,806 shares (cost $86)
    Asset Manager Portfolio
         3,250 shares (cost $51)
    Index 500 Portfolio
         1,716 shares (cost $149)
                                                             ----------       ----------        ----------       ----------
      Total Assets                                               $7,216           $2,821              $683           $2,880
                                                             ==========       ==========        ==========       ==========


LIABILITIES AND CONTRACT
OWNERS' EQUITY:
Due to (from) ReliaStar Life
   Insurance Company for contract charges                            $9               $3                $-              ($2)
Contract Owners' Equity                                           7,207           $2,818               683            2,882
                                                             ----------       ----------        ----------       ----------
  Total Liabilities and Contract Owners' Equity                  $7,216           $2,821              $683           $2,880
                                                            ===========      ===========        ==========      ===========
Units Outstanding:                                          491,108.626      174,016.811        51,860.448      209,067.230

Net Asset Value per Unit:
   Northstar Variable Account
         Tax Qualified                                       $14.675828       $16.191264        $13.178536       $13.785495
         Non-Tax Qualified                                   $14.675828       $16.191264        $13.178536       $13.785495



    The accompanying notes are an integral part of the financial statements.






                                       FIDELITY'S        FIDELITY'S
  FIDELITY'S VIP    FIDELITY'S VIP       VIP II            VIP II
   MONEY MARKET        OVERSEAS       ASSET MANAGER       INDEX 500
     PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO          TOTAL
     ---------         ---------        ---------         ---------          -----




                                                                             $7,216


                                                                              2,821


                                                                                683


                                                                              2,880




         $220                                                                   220


                           $96                                                   96


                                             $54                                 54


                                                             $178               178
   ----------       ----------        ----------       ----------        ----------
         $220              $96               $54             $178           $14,148





           $-               $-                $-               $-               $10
          220               96                54              178            14,138
   ----------       ----------        ----------       ----------        ----------
         $220              $96               $54             $178           $14,148
   ==========       ==========        ==========       ==========       ===========
   20,130.046        6,996.896         3,873.705       10,195.815       967,249.577



   $10.903987       $13.751092        $13.907807       $17.420669
   $10.903987       $13.751092        $13.907807       $17.420669



    The accompanying notes are an integral part of the financial statements.






                           NORTHSTAR VARIABLE ACCOUNT
                          STATEMENT OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)
                                  (Unaudited)




                                                                                PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                                   JUNE 30,          DECEMBER 31,       DECEMBER 31,
                                                                                     1997                1996                1995
                                                                                ---------------      -----------        ------------

Net investment income:
     Reinvested dividend income ........................................           $    287            $    399            $    226
     Reinvested capital gains ..........................................                 12                 441                 102
     Administrative expenses ...........................................               (111)               (138)                (60)
                                                                                   --------            --------            --------
         Net investment income
                 and capital gains .....................................                188                 702                 268
                                                                                   --------            --------            --------
Realized and unrealized gains:
     Net realized gains on
           redemptions of fund shares ..................................                 98                 219                  44
     Increase in unrealized
           appreciation of investments .................................                556                 133                 286
                                                                                   --------            --------            --------

           Net realized and unrealized gains ...........................                654                 352                 330
                                                                                   --------            --------            --------

                 Net additions from operations .........................                842               1,054                 598
                                                                                   --------            --------            --------
Contract Owners' transactions:
     Net purchase payments .............................................              2,362               4,856               4,461
     Surrenders ........................................................               (564)               (558)               (268)
     Transfers between Sub-Accounts
           and Fixed Account ...........................................               --                  --                  --
     Annuity payments ..................................................               --                  --                  --
     Transfers to (from) required reserves .............................               --                  --                  --
                                                                                   --------            --------            --------
           Net additions for Contract
                 Owners' transactions ..................................              1,798               4,298               4,193
                                                                                   --------            --------            --------
                       Net additions for the period ....................              2,640               5,352               4,791


Contract Owners' Equity, beginning of the year .........................             11,498               6,146               1,355
                                                                                   --------            --------            --------
Contract Owners' Equity, end of the period .............................           $ 14,138            $ 11,498            $  6,146
                                                                                   ========            ========            ========


    The accompanying notes are an integral part of the financial statements.



                           NORTHSTAR VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   ORGANIZATION AND CONTRACTS:
   Northstar Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly-owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account commenced operations on May 6, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940.

   Purchase payments received under the contracts are allocated to Sub-Accounts of the Account, each of which is invested in one of the Funds listed below during the period.

                             NORTHSTAR VARIABLE TRUST FUNDS:    FIDELITY'S VIP AND VIP II:
                             Income and Growth Fund             Money Market Portfolio
                             Growth Fund                        Overseas Portfolio
                             Multi-Sector Bond Fund             Asset Manager Portfolio
                             High Yield Bond Fund               Index 500 Portfolio

   Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the four Funds of the Northstar Variable Trust and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP
   II) and is paid for its services by the VIP and VIP II Portfolios. On April 30, 1995, Sub-Accounts investing in VIP and VIP II Portfolios were made available under the contracts.

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
   The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

   VARIABLE ANNUITY RESERVES:
   The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to (or from) ReliaStar Life.

2. FEDERAL INCOME TAXES:
   Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3. CONTRACT CHARGES:
   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the Contracts. These charges may include: an annual administrative/contract charge of $35 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by ReliaStar Life.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

4. INVESTMENTS:
   The net realized gains on redemptions of fund shares for the period ended June 30, 1997 and years ended December 31, 1996 and 1995 were as follows, (in thousands):


                                                                                                          NORTHSTAR'S
                                                                                                          INCOME AND
                                                            TOTAL                                         GROWTH FUND
                                  ------------------------------------------------- -----------------------------------------------
                                  Period ended       Year ended        Year ended    Period ended       Year ended       Year ended
                                    June 30,          Dec. 31,          Dec. 31,       June 30,          Dec. 31,         Dec. 31,
                                      1997              1996              1995           1997              1996             1995
                                  -------------     ------------      -------------  ------------      -------------    ------------
Proceeds from redemptions........        $940           $2,324            $1,461           $401              $750              $986
Cost.............................         842            2,105             1,417            344               649               954
                                    ---------        ---------         ---------      ---------         ---------         ---------
Net realized gains on
     redemptions of fund shares..         $98             $219               $44            $57              $101               $32
                                    =========        =========         =========      =========          ========         ==========




                                                                            NORTHSTAR'S
                       NORTHSTAR'S                                         MULTI-SECTOR
                       GROWTH FUND                                           BOND FUND
    -------------------------------------------------    ----------------------------------------------
    Period ended       Year ended       Year ended       Period ended       Year ended       Year ended
      June 30,          Dec. 31,         Dec. 31,          June 30,          Dec. 31,         Dec. 31,
        1997              1996             1995              1997              1996             1995
    -------------     ------------     -------------     ------------      -------------    ------------
           $224             $431               $23              $28               $57              $271
            195              365                20               27                52               267
      ---------        ---------         ---------        ---------         ---------         ---------

            $29              $66               $ 3               $1               $5                 $4
      =========        =========         =========        =========          ========         ==========



                                                       NORTHSTAR'S                                     FIDELITY'S VIP
                                                       HIGH YIELD                                       MONEY MARKET
                                                        BOND FUND                                         PORTOFLIO
                                    ------------------------------------------------- ---------------------------------------------
                                    Period ended       Year ended        Year ended   Period ended       Year ended       Year ended
                                      June 30,          Dec. 31,          Dec. 31,      June 30,          Dec. 31,         Dec. 31,
                                        1997              1996              1995          1997              1996             1995
                                    -------------     ------------      ------------- ------------      -------------   ------------
Proceeds from redemptions .........        $194             $798              $181           $86              $230                $-
Cost...............................         184              754               176            86               230                 -
                                      ---------        ---------         ---------     ---------         ---------         ---------
Net realized gains on
       redemptions of fund shares..         $10              $44                $5            $-                $-                $-
                                       =========        =========         =========      =========        ========        ==========



                  FIDELITY'S VIP                                      FIDELITY'S VIP II
                     OVERSEAS                                           ASSET MANAGER
                     PORTFOLIO                                            PORTFOLIO
 -------------------------------------------------------------------    -------------------------------
 Period ended       Year ended       Year ended       Period ended       Year ended       Year ended
   June 30,          Dec. 31,         Dec. 31,          June 30,          Dec. 31,         Dec. 31,
     1997              1996             1995              1997              1996             1995
 ------------      ------------     ------------      ------------      ------------     ------------
          $1              $40                $-               $1                $2                $-
           1               39                 -                1                 2                 -
   ---------        ---------         ---------        ---------         ---------         ---------

          $-               $1                $-               $-                $-                $-
   =========        =========         =========        =========          ========         =========



                                                      FIDELITY'S VIP II
                                                          INDEX 500
                                                          PORTFOLIO
                                      ------------------------------------------------
                                      Period ended       Year ended        Year ended
                                        June 30,          Dec. 31,           Dec.31,
                                          1997              1996              1995
                                      -------------     ------------      -------------

Proceeds from redemptions ..........           $5              $16                $-
Cost................................            4               14                 -
                                        ---------        ---------         ---------
Net realized gains on
       redemptions of fund shares...           $1               $2                $-
                                        =========        =========          =========




                                                              NORTHSTAR VARIABLE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                              (Unaudited)

5.   CONTRACT OWNERS' TRANSACTIONS:
     Unit transactions in each Sub-Account during the period ended June 30, 1997 and the years ended December 31, 1996 and 1995 were as follows:


                                                NORTHSTAR'S
                                                INCOME AND                                         NORTHSTAR'S
                                                GROWTH FUND                                        GROWTH FUND
                             -------------------------------------------------  -----------------------------------------------
                             Period ended       Year ended        Year ended    Period ended       Year ended       Year ended
                               June 30,          Dec. 31,          Dec. 31,       June 30,          Dec. 31,         Dec. 31,
                                 1997              1996              1995           1997              1996             1995
                             -------------     ------------      -------------  ------------      -------------    ------------
Units outstanding,
   beginning of the year...  416,758.235      301,285.181       100,955.441    150,737.332        27,043.488         8,738.734
Units purchased............   92,684.470      136,809.182       272,482.821     27,109.954        77,198.087        16,561.980
Units redeemed.............  (19,227.140)     (15,930.192)      (12,532.790)    (6,551.704)       (2,645.857)       (1,662.223)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ..........      893.061       (5,405.936)      (59,620.291)     2,721.229        49,141.614         3,404.997
                             -----------      -----------       -----------    -----------       -----------       -----------
Units outstanding,
   end of the year.........  491,108.626      416,758.235       301,285.181    174,016.811       150,737.332        27,043.488
                             ===========      ===========       ===========    ===========       ===========        ==========








                    NORTHSTAR'S                                          NORTHSTAR'S
                   MULTI-SECTOR                                          HIGH YIELD
                     BOND FUND                                            BOND FUND
 --------------------------------------------------   ----------------------------------------------
 Period ended       Year ended       Year ended       Period ended       Year ended       Year ended
   June 30,          Dec. 31,         Dec. 31,          June 30,          Dec. 31,         Dec. 31,
     1997              1996             1995              1997              1996             1995
 -------------     ------------     -------------     ------------      -------------    ------------
  52,943.821       37,703.818        15,492.534      182,653.068       149,292.389         8,985.149
     758.785       16,708.518        34,047.693       40,414.879        94,192.813        83,081.624
    (160.127)      (1,348.523)          (10.440)     (13,776.993)      (18,820.512)      (10,401.395)


  (1,682.031)        (119.992)      (11,825.969)        (223.724)      (42,011.622)       67,627.011
 -----------      -----------       -----------      -----------       -----------       -----------

  51,860.448       52,943.821        37,703.818      209,067.230       182,653.068       149,292.389
  ==========       ==========        ==========      ===========       ===========       ===========





                                              FIDELITY'S VIP                                       FIDELITY'S VIP
                                               MONEY MARKET                                           OVERSEAS
                                                 PORTFOLIO                                            PORTFOLIO
                             ---------------------------------------------------  ----------------------------------------------
                             Period ended       Year ended        Year ended      Period ended       Year ended       Year ended
                               June 30,          Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                                 1997              1996              1995             1997              1996             1995
                             -------------     ------------      -------------    ------------      -------------    ------------
Units outstanding,
   beginning of the year...   20,823.704               -                  -        5,473.449                 -                 -
Units purchased ...........    7,108.994       41,631.286                 -          799.272         6,491.723                 -
Units redeemed ............   (2,070.951)      (7,939.914)                -          (76.003)          (12.797)                -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ..........   (5,731.701)     (12,867.668)                -          800.178        (1,005.477)                -
                             -----------      -----------       -----------      -----------       -----------       -----------
Units outstanding,
   end of the year ........   20,130.046       20,823.704                 -        6,996.896         5,473.449                 -
                              ==========       ==========       ===========        =========         =========       ===========




                    FIDELITY'S VIP II                                    FIDELITY'S VIP II
                      ASSET MANAGER                                          INDEX 500
                        PORTFOLIO                                            PORTFOLIO
   ---------------------------------------------------  ----------------------------------------------------
    Period ended       Year ended       Year ended       Period ended       Year ended       Year ended
      June 30,          Dec. 31,         Dec. 31,          June 30,          Dec. 31,         Dec. 31,
        1997              1996             1995              1997              1996             1995
    ------------      ------------     ------------      ------------      ------------     ------------

      3,425.419                -                 -        7,115.014           335.333                 -
        537.357        3,425.419                 -        1,895.242         4,170.997                 -
        (89.071)               -                 -         (275.689)          (13.694)                -


              -                -                 -        1,461.248         2,622.378           335.333
    -----------      -----------       -----------      -----------       -----------       -----------

      3,873.705        3,425.419                 -       10,195.815         7,115.014           335.333
      =========        =========        ==========       ==========         =========        ==========




                                                     NORTHSTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                             (Unaudited)

  6.    COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY.
        Operations and changes in Contract Owners' equity for the period ended June 30, 1997 were as follows (in thousands):


                                                         NORTHSTAR'S                        NORTHSTAR'S       NORTHSTAR'S
                                                         INCOME AND        NORTHSTAR'S     MULTI-SECTOR       HIGH YIELD
                                          TOTAL          GROWTH FUND       GROWTH FUND       BOND FUND         BOND FUND
                                     --------------    --------------    --------------   --------------    --------------
Net investment income:
     Reinvested dividend income              $287              $118              $11              $29              $121
     Reinvested capital gains ...              12                -                 -                -                 -
     Administrative expenses ....            (111)             (57)              (23)              (5)              (21)
                                        ---------        ---------         ---------        ---------         ---------
        Net investment income
           and capital gains ....             188               61               (12)              24               100
                                        ---------        ---------         ---------        ---------         ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares             98               57                29                1                10

     Increase (decrease) in unrealized
        appreciation of investments           556              404               132               (5)               (4)
                                        ---------        ---------         ---------        ---------         ---------
        Net realized and unrealized
           gains (losses) .......             654              461               161               (4)                6
                                        ---------        ---------         ---------        ---------         ---------
              Net additions
                 from operations              842              522               149               20               106
                                        ---------        ---------         ---------        ---------         ---------
Contract Owners' transactions:
     Net purchase payments ......           2,362            1,275               414               11               537
     Surrenders .................            (564)            (258)              (94)              (2)             (183)
     Transfers between Sub-Accounts
        and/or Fixed Account ....               -               13                42              (22)               (3)
     Annuity payments............               -                -                 -                -                 -
     Transfers to (from)
       required reserves.........               -                -                 -                -                 -
                                        ---------        ---------         ---------        ---------         ---------
        Net additions (reductions) for
           Contract Owners' transactions    1,798            1,030               362              (13)              351
                                        ---------        ---------         ---------        ---------         ---------
              Net additions (reductions)
                 for the period .           2,640            1,552               511                7               457

Contract Owners' Equity,
     beginning of the year ......          11,498            5,655             2,307              676             2,425
                                        ---------        ---------         ---------        ---------         ---------
Contract Owners' Equity,
     end of the period ..........         $14,138           $7,207            $2,818             $683            $2,882
                                        =========        =========         =========         ========         =========




           FIDELITY'S VIP                     FIDELITY'S VIP                     FIDELITY'S VIP II                FIDELITY'S VIP II
            MONEY MARKET                         OVERSEAS                          ASSET MANAGER                       INDEX 500
              PORTFOLIO                          PORTFOLIO                           PORTFOLIO                         PORTFOLIO
           --------------                     --------------                      --------------                     --------------
                     $5                                 $1                                 $1                                 $1
                      -                                  5                                  4                                  3
                     (3)                                (1)                                 -                                 (1)
              ---------                          ---------                          ---------                          ---------

                      2                                  5                                  5                                  3
              ---------                          ---------                          ---------                          ---------


                      -                                  -                                  -                                  1


                      -                                  7                                  -                                 22
              ---------                          ---------                          ---------                          ---------

                      -                                  7                                  -                                 23
              ---------                          ---------                          ---------                          ---------

                      2                                 12                                  5                                 26
              ---------                          ---------                          ---------                          ---------

                     78                                 10                                  7                                 30
                    (21)                                (1)                                (1)                                (4)

                    (62)                                10                                  -                                 22
                      -                                  -                                  -                                  -

                      -                                  -                                  -                                  -
              ---------                          ---------                          ---------                          ---------

                     (5)                                19                                  6                                 48
              ---------                          ---------                          ---------                          ---------

                     (3)                                31                                 11                                 74


                    223                                 65                                 43                                104
              ---------                          ---------                          ---------                          ---------

                   $220                                $96                                $54                               $178
              =========                          =========                           ========                           ========




NORTHSTAR VARIABLE ACCOUNT
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MINNEAPOLIS, MINNESOTA 55401
(612) 372-5507

45081b